Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits balance at January 1	$ 0.0	$ 11.2
Foreign exchange re-translation	0.0	(0.2)
Prior year reductions	0.0	(11.0)
Unrecognized tax benefits balance at December 31	$ 0.0	$ 0.0